DBX ETF Trust | 1
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 97.5%
Basic Materials — 3.6%
Chemicals — 1.5%
Ashland, Inc.,144A,3.375%,
9/1/31
241,000 202,581
Avient Corp.,144A,7.125%, 8/1/30
372,000 378,516
Axalta Coating Systems Dutch
Holding B BV,144A,7.25%,
2/15/31
257,000 266,038
Axalta Coating Systems
LLC,144A,3.375%, 2/15/29
369,000 329,326
Methanex Corp.
5.125%, 10/15/27
359,000 346,972
5.25%, 12/15/29
371,000 354,991
Olin Corp.
5.125%, 9/15/27
277,000 268,864
5.625%, 8/1/29
344,000 334,832
5.00%, 2/1/30
267,000 251,076
SCIH Salt Holdings,
Inc.,144A,4.875%, 5/1/28
574,000 537,737
(Cost $3,378,512)
3,270,933
Iron/Steel — 0.4%
Cleveland-Cliffs, Inc.
5.875%, 6/1/27
285,000 282,591
144A,6.75%, 4/15/30
391,000 387,029
United States Steel
Corp.,6.875%, 3/1/29
254,000 254,239
(Cost $927,643)
923,859
Mining — 1.7%
Alcoa Nederland Holding BV
144A,5.50%, 12/15/27(a)
400,000 395,717
144A,6.125%, 5/15/28
260,000 259,733
144A,4.125%, 3/31/29(a)
256,000 235,892
144A,7.125%, 3/15/31
400,000 409,443
FMG Resources August 2006
Pty Ltd.
144A,4.50%, 9/15/27
308,000 292,864
144A,5.875%, 4/15/30
395,000 383,457
144A,4.375%, 4/1/31
765,000 679,741
144A,6.125%, 4/15/32
415,000 406,124
Hudbay Minerals,
Inc.,144A,4.50%, 4/1/26
305,000 297,527
Nexa Resources SA,144A,6.50%,
1/18/28
209,000 209,592
(Cost $3,651,602)
3,570,090
Communications — 5.5%
Advertising — 0.5%
Lamar Media Corp.
3.75%, 2/15/28
305,000 285,191
4.00%, 2/15/30
282,000 253,860
3.625%, 1/15/31
303,000 262,413
Principal
Amount $ Value $
Outfront Media Capital LLC
/ Outfront Media Capital
Corp.,144A,7.375%, 2/15/31
235,000 243,071
(Cost $1,130,370)
1,044,535
Internet — 2.6%
Gen Digital, Inc.
144A,6.75%, 9/30/27
471,000 475,068
144A,7.125%, 9/30/30(a)
318,000 323,550
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.
144A,5.25%, 12/1/27
312,000 303,824
144A,3.50%, 3/1/29
431,000 385,401
Match Group Holdings II LLC
144A,5.00%, 12/15/27
241,000 228,440
144A,4.625%, 6/1/28
258,000 240,183
144A,4.125%, 8/1/30
266,000 231,478
144A,3.625%, 10/1/31
257,000 214,262
MercadoLibre, Inc.
2.375%, 1/14/26
205,000 193,859
3.125%, 1/14/31
324,000 273,949
Uber Technologies, Inc.
144A,8.00%, 11/1/26
770,000 779,713
144A,7.50%, 9/15/27
626,000 638,015
144A,6.25%, 1/15/28
272,000 272,200
144A,4.50%, 8/15/29
780,000 736,791
Ziff Davis, Inc.,144A,4.625%,
10/15/30
236,000 210,805
(Cost $5,689,485)
5,507,538
Media — 1.9%
CCO Holdings LLC /
CCO Holdings Capital
Corp.,144A,5.50%, 5/1/26
411,000 406,193
News Corp.
144A,3.875%, 5/15/29
525,000 476,872
144A,5.125%, 2/15/32
263,000 244,955
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26
492,000 460,743
144A,5.00%, 8/1/27
785,000 746,105
144A,4.00%, 7/15/28
1,057,000 947,217
TEGNA, Inc.,144A,4.75%,
3/15/26
282,000 273,133
Videotron Ltd.,144A,5.125%,
4/15/27
323,000 316,031
Ziggo Bond Co. BV,144A,6.00%,
1/15/27
316,000 310,392
(Cost $4,503,405)
4,181,641
Telecommunications — 0.5%
Iliad Holding SASU,144A,6.50%,
10/15/26
383,000 380,555
Telecom Italia Capital SA
144A,6.375%, 11/15/33
260,000 251,451

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
144A,6.00%, 9/30/34
260,000 249,528
144A,7.20%, 7/18/36
260,000 265,333
(Cost $1,149,598)
1,146,867
Consumer, Cyclical — 21.6%
Airlines — 1.1%
Air Canada,144A,3.875%,
8/15/26
626,000 594,695
Delta Air Lines, Inc.
7.375%, 1/15/26
414,000 423,694
4.375%, 4/19/28(a)
208,000 200,224
3.75%, 10/28/29(a)
254,000 233,804
United Airlines,
Inc.,144A,4.375%, 4/15/26
1,047,000 1,009,508
(Cost $2,592,065)
2,461,925
Apparel — 0.1%
Levi Strauss & Co.,144A,3.50%,
3/1/31
(Cost $221,993)
257,000 222,347
Auto Manufacturers — 0.4%
Allison Transmission, Inc.
144A,4.75%, 10/1/27
205,000 197,862
144A,5.875%, 6/1/29
257,000 253,095
144A,3.75%, 1/30/31
533,000 462,331
(Cost $974,583)
913,288
Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26
408,000 396,337
144A,7.00%, 4/15/28
257,000 262,615
144A,8.25%, 4/15/31
265,000 276,266
Clarios Global LP / Clarios US
Finance Co.
144A,6.25%, 5/15/26
491,000 490,900
144A,8.50%, 5/15/27
45,000 45,373
144A,6.75%, 5/15/28
385,000 389,310
Goodyear Tire & Rubber Co.
9.50%, 5/31/25
371,000 372,179
5.00%, 5/31/26
492,000 480,483
4.875%, 3/15/27
352,000 338,472
ZF North America Capital, Inc.
144A,6.875%, 4/14/28
319,000 324,826
144A,7.125%, 4/14/30
308,000 317,966
(Cost $3,710,792)
3,694,727
Distribution/Wholesale — 0.9%
American Builders & Contractors
Supply Co., Inc.
144A,4.00%, 1/15/28
365,000 340,239
144A,3.875%, 11/15/29
214,000 189,203
H&E Equipment Services,
Inc.,144A,3.875%, 12/15/28
650,000 583,493
Principal
Amount $ Value $
Ritchie Bros Holdings, Inc.
144A,6.75%, 3/15/28
302,000 305,395
144A,7.75%, 3/15/31
411,000 429,515
(Cost $1,905,142)
1,847,845
Entertainment — 4.6%
Caesars Entertainment, Inc.
144A,6.25%, 7/1/25
395,000 395,229
144A,8.125%, 7/1/27
827,000 843,636
144A,7.00%, 2/15/30
1,044,000 1,055,929
144A,6.50%, 2/15/32
788,000 779,708
Cedar Fair LP,5.25%, 7/15/29
283,000 266,795
Cedar Fair LP / Canada's
Wonderland Co. / Magnum
Management Corp. /
Millennium Op,5.375%,
4/15/27
228,000 224,028
Churchill Downs, Inc.
144A,5.50%, 4/1/27
308,000 301,789
144A,4.75%, 1/15/28
369,000 349,810
144A,5.75%, 4/1/30
624,000 598,951
144A,6.75%, 5/1/31
323,000 321,766
International Game Technology
PLC
144A,4.125%, 4/15/26
385,000 373,181
144A,6.25%, 1/15/27
385,000 386,024
144A,5.25%, 1/15/29
398,000 382,901
Light & Wonder International,
Inc.,144A,7.00%, 5/15/28
379,000 381,421
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27
645,000 648,778
144A,4.75%, 10/15/27
509,000 482,647
144A,3.75%, 1/15/28
257,000 236,775
Six Flags Entertainment
Corp.,144A,5.50%, 4/15/27
310,000 304,465
Six Flags Entertainment Corp.
/ Six Flags Theme Parks,
Inc.,144A,6.625%, 5/1/32
420,000 420,569
Vail Resorts, Inc.,144A,6.50%,
5/15/32
300,000 302,151
WMG Acquisition Corp.
144A,3.75%, 12/1/29
277,000 245,646
144A,3.875%, 7/15/30
289,000 255,673
144A,3.00%, 2/15/31(a)
411,000 348,141
(Cost $10,213,534)
9,906,013
Food Service — 0.3%
Aramark Services,
Inc.,144A,5.00%, 2/1/28
(Cost $580,158)
597,000 571,279

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Home Builders — 0.7%
Century Communities, Inc.
6.75%, 6/1/27
240,000 241,268
144A,3.875%, 8/15/29
260,000 231,013
Mattamy Group
Corp.,144A,5.25%, 12/15/27
263,000 254,647
Taylor Morrison Communities,
Inc.
144A,5.875%, 6/15/27
257,000 255,982
144A,5.75%, 1/15/28
231,000 227,616
144A,5.125%, 8/1/30
272,000 258,313
(Cost $1,483,217)
1,468,839
Home Furnishings — 0.2%
Tempur Sealy International,
Inc.,144A,4.00%, 4/15/29
(Cost $380,640)
422,000 378,798
Leisure Time — 3.4%
Carnival Corp.
144A,4.00%, 8/1/28
1,256,000 1,160,089
144A,7.00%, 8/15/29
260,000 267,223
Carnival Holdings Bermuda
Ltd.,144A,10.375%, 5/1/28
1,062,000 1,150,426
Life Time, Inc.,144A,5.75%,
1/15/26
475,000 472,562
NCL Corp. Ltd.,144A,5.875%,
2/15/27
513,000 505,948
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26
338,000 326,032
144A,5.50%, 8/31/26
519,000 511,681
144A,5.375%, 7/15/27
519,000 508,832
3.70%, 3/15/28
249,000 231,521
144A,5.50%, 4/1/28
784,000 766,391
144A,7.25%, 1/15/30
369,000 381,414
144A,6.25%, 3/15/32
674,000 671,349
Viking Cruises Ltd.,144A,5.875%,
9/15/27
431,000 421,094
(Cost $7,359,496)
7,374,562
Lodging — 3.3%
Boyd Gaming Corp.
4.75%, 12/1/27
558,000 532,179
144A,4.75%, 6/15/31
462,000 414,808
Hilton Domestic Operating Co.,
Inc.
144A,5.75%, 5/1/28
297,000 294,489
144A,5.875%, 4/1/29
290,000 287,692
144A,3.75%, 5/1/29
411,000 372,716
4.875%, 1/15/30
508,000 480,631
144A,4.00%, 5/1/31
585,000 517,340
144A,3.625%, 2/15/32
788,000 668,791
144A,6.125%, 4/1/32
240,000 237,431
Principal
Amount $ Value $
Hilton Grand Vacations Borrower
Escrow LLC / Hilton Grand
Vacations Borrower Esc
144A,5.00%, 6/1/29
448,000 414,022
144A,4.875%, 7/1/31
257,000 225,700
MGM Resorts International
5.75%, 6/15/25
369,000 368,260
4.625%, 9/1/26
214,000 207,732
5.50%, 4/15/27
355,000 349,361
4.75%, 10/15/28
385,000 360,241
Station Casinos LLC,144A,4.50%,
2/15/28
358,000 333,608
Travel + Leisure Co.
144A,6.625%, 7/31/26
334,000 335,574
6.00%, 4/1/27
205,000 204,438
Wynn Las Vegas LLC /
Wynn Las Vegas Capital
Corp.,144A,5.25%, 5/15/27
465,000 452,899
(Cost $7,339,168)
7,057,912
Retail — 4.9%
1011778 BC ULC / New Red
Finance, Inc.
144A,3.875%, 1/15/28
796,000 740,114
144A,4.375%, 1/15/28
405,000 379,687
144A,3.50%, 2/15/29
385,000 346,706
144A,4.00%, 10/15/30
1,524,000 1,327,180
Advance Auto Parts, Inc.,3.90%,
4/15/30
269,000 241,975
Asbury Automotive Group, Inc.
4.50%, 3/1/28
204,000 192,863
144A,4.625%, 11/15/29(a)
426,000 392,325
4.75%, 3/1/30
228,000 209,320
Bath & Body Works, Inc.,5.25%,
2/1/28
247,000 240,219
Beacon Roofing Supply,
Inc.,144A,6.50%, 8/1/30
308,000 308,517
FirstCash, Inc.
144A,4.625%, 9/1/28
257,000 241,195
144A,5.625%, 1/1/30
302,000 286,399
Lithia Motors, Inc.
144A,4.625%, 12/15/27
205,000 195,100
144A,3.875%, 6/1/29
426,000 379,850
144A,4.375%, 1/15/31
282,000 248,706
Macy's Retail Holdings LLC
144A,5.875%, 4/1/29(a)
263,000 253,478
144A,5.875%, 3/15/30
218,000 207,999
144A,6.125%, 3/15/32
230,000 219,051
Murphy Oil USA, Inc.
4.75%, 9/15/29
257,000 242,331
144A,3.75%, 2/15/31
262,000 227,559
Penske Automotive Group, Inc.
3.50%, 9/1/25
282,000 273,638

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
3.75%, 6/15/29
259,000 230,601
SRS Distribution, Inc.
144A,4.625%, 7/1/28
337,000 335,789
144A,6.125%, 7/1/29
12,000 12,195
144A,6.00%, 12/1/29
25,000 25,390
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26
750,000 715,812
3.20%, 4/15/30
264,000 230,924
Yum! Brands, Inc.
144A,4.75%, 1/15/30
411,000 387,811
3.625%, 3/15/31
561,000 488,887
4.625%, 1/31/32
565,000 515,135
5.375%, 4/1/32
528,000 503,317
(Cost $11,089,917)
10,600,073
Consumer, Non-cyclical
— 21.8%
Agriculture — 0.4%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27
297,000 289,272
144A,6.00%, 6/15/30
513,000 501,779
(Cost $822,402)
791,051
Commercial Services — 5.6%
ADT Security Corp.
(a),144A,4.125%, 8/1/29
526,000 478,194
Albion Financing 1 SARL
/ Aggreko Holdings,
Inc.,144A,6.125%, 10/15/26
300,000 295,451
APX Group, Inc.
144A,6.75%, 2/15/27
308,000 307,101
144A,5.75%, 7/15/29
418,000 397,236
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,5.75%, 7/15/27
180,000 172,966
144A,4.75%, 4/1/28(a)
281,000 255,720
Block, Inc.
2.75%, 6/1/26
613,000 577,750
3.50%, 6/1/31
513,000 439,802
144A,6.50%, 5/15/32
1,025,000 1,035,805
Brink's Co.
144A,5.50%, 7/15/25
205,000 204,409
144A,4.625%, 10/15/27
298,000 284,750
Herc Holdings, Inc.,144A,5.50%,
7/15/27
616,000 601,875
Prime Security Services
Borrower LLC / Prime
Finance, Inc.
144A,5.75%, 4/15/26
693,000 688,557
144A,3.375%, 8/31/27
523,000 480,304
Service Corp. International
4.625%, 12/15/27
282,000 269,619
5.125%, 6/1/29
395,000 380,615
Principal
Amount $ Value $
3.375%, 8/15/30
456,000 391,246
4.00%, 5/15/31
407,000 355,921
United Rentals North America,
Inc.
5.50%, 5/15/27
307,000 304,224
3.875%, 11/15/27
395,000 371,602
4.875%, 1/15/28
867,000 835,386
5.25%, 1/15/30
391,000 375,707
4.00%, 7/15/30
382,000 342,709
3.875%, 2/15/31
595,000 524,033
3.75%, 1/15/32
385,000 329,474
144A,6.125%, 3/15/34
575,000 564,823
Williams Scotsman, Inc.
144A,6.125%, 6/15/25
270,000 269,413
144A,4.625%, 8/15/28
257,000 240,488
144A,7.375%, 10/1/31
267,000 274,361
(Cost $12,653,679)
12,049,541
Cosmetics/Personal Care
— 0.5%
Coty, Inc.,144A,5.00%, 4/15/26
377,000 371,644
Coty, Inc./HFC Prestige
Products, Inc./HFC
Prestige International US
LLC,144A,6.625%, 7/15/30
391,000 394,073
Edgewell Personal Care
Co.,144A,5.50%, 6/1/28
385,000 374,595
(Cost $1,163,407)
1,140,312
Food — 4.0%
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC
144A,3.25%, 3/15/26
385,000 366,960
144A,7.50%, 3/15/26
308,000 312,794
144A,4.625%, 1/15/27
693,000 668,412
144A,5.875%, 2/15/28
411,000 404,217
144A,6.50%, 2/15/28(a)
385,000 388,079
144A,3.50%, 3/15/29
713,000 636,529
144A,4.875%, 2/15/30
517,000 484,002
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28
257,000 248,540
144A,4.125%, 1/31/30
498,000 448,202
144A,4.375%, 1/31/32
372,000 328,830
Performance Food Group, Inc.
144A,5.50%, 10/15/27
574,000 559,940
144A,4.25%, 8/1/29
513,000 466,512
Pilgrim's Pride Corp.
3.50%, 3/1/32
464,000 390,015
6.25%, 7/1/33
528,000 534,195
6.875%, 5/15/34
260,000 274,860
Post Holdings, Inc.
144A,5.625%, 1/15/28
483,000 472,328

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
144A,6.25%, 2/15/32
537,000 534,487
US Foods, Inc.
144A,6.875%, 9/15/28
257,000 261,818
144A,4.75%, 2/15/29
455,000 427,491
144A,4.625%, 6/1/30
275,000 252,713
144A,7.25%, 1/15/32
257,000 265,560
(Cost $8,948,002)
8,726,484
Healthcare-Products — 2.9%
Avantor Funding, Inc.
144A,4.625%, 7/15/28
806,000 759,155
144A,3.875%, 11/1/29
421,000 377,694
Hologic, Inc.
144A,4.625%, 2/1/28
205,000 197,018
144A,3.25%, 2/15/29
503,000 449,504
Medline Borrower LP
144A,3.875%, 4/1/29
2,351,000 2,141,836
144A,5.25%, 10/1/29
1,309,000 1,234,978
Medline Borrower LP/Medline
Co.-Issuer, Inc.,144A,6.25%,
4/1/29
519,000 519,754
Teleflex, Inc.
4.625%, 11/15/27
257,000 246,292
144A,4.25%, 6/1/28
257,000 240,388
(Cost $6,228,152)
6,166,619
Healthcare-Services — 5.6%
Catalent Pharma Solutions, Inc.
144A,5.00%, 7/15/27
297,000 291,411
144A,3.125%, 2/15/29
282,000 269,274
144A,3.50%, 4/1/30
329,000 313,015
Charles River Laboratories
International, Inc.
144A,4.25%, 5/1/28
257,000 241,318
144A,3.75%, 3/15/29
257,000 232,723
144A,4.00%, 3/15/31
265,000 233,149
Encompass Health Corp.
4.50%, 2/1/28
411,000 388,617
4.75%, 2/1/30
411,000 380,714
4.625%, 4/1/31
216,000 195,410
IQVIA, Inc.
144A,5.00%, 10/15/26
562,000 549,888
144A,5.00%, 5/15/27
565,000 549,285
144A,6.50%, 5/15/30
272,000 274,947
Legacy LifePoint Health
LLC,144A,4.375%, 2/15/27
319,000 301,509
Molina Healthcare, Inc.
144A,4.375%, 6/15/28
411,000 382,751
144A,3.875%, 11/15/30
334,000 291,504
144A,3.875%, 5/15/32
403,000 341,354
Select Medical
Corp.,144A,6.25%, 8/15/26
669,000 669,668
Principal
Amount $ Value $
Tenet Healthcare Corp.
6.25%, 2/1/27
770,000 771,773
5.125%, 11/1/27
694,000 676,779
4.625%, 6/15/28
292,000 277,784
6.125%, 10/1/28
1,183,000 1,172,866
4.25%, 6/1/29
699,000 647,189
4.375%, 1/15/30
894,000 822,836
6.125%, 6/15/30
1,167,000 1,158,143
144A,6.75%, 5/15/31
611,000 617,359
(Cost $12,475,438)
12,051,266
Household Products/Wares
— 0.2%
Central Garden & Pet
Co.,4.125%, 10/15/30
257,000 227,791
Spectrum Brands, Inc.
(a),144A,3.875%, 3/15/31
243,000 223,878
(Cost $460,478)
451,669
Pharmaceuticals — 2.6%
Jazz Securities
DAC,144A,4.375%, 1/15/29
784,000 722,054
Organon & Co. / Organon
Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28
1,108,000 1,024,299
144A,6.75%, 5/15/34
250,000 249,414
Perrigo Finance Unlimited Co.
4.375%, 3/15/26
374,000 361,317
4.65%, 6/15/30
390,000 358,753
Prestige Brands, Inc.
144A,5.125%, 1/15/28
205,000 197,695
144A,3.75%, 4/1/31
313,000 268,619
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/1/26
1,804,000 1,689,060
6.75%, 3/1/28(a)
642,000 655,426
(Cost $5,696,161)
5,526,637
Energy — 10.1%
Oil & Gas — 5.4%
Antero Resources Corp.
144A,7.625%, 2/1/29
209,000 215,442
144A,5.375%, 3/1/30
308,000 294,985
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.
144A,7.00%, 11/1/26
336,000 336,179
144A,5.875%, 6/30/29
215,000 207,132
California Resources
Corp.,144A,7.125%, 2/1/26
250,000 251,422
Chesapeake Energy Corp.
144A,5.50%, 2/1/26
277,000 274,127
144A,5.875%, 2/1/29
257,000 252,913
144A,6.75%, 4/15/29
488,000 489,620

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Civitas Resources,
Inc.,144A,5.00%, 10/15/26
209,000 203,619
CNX Resources
Corp.,144A,6.00%, 1/15/29
258,000 251,955
CrownRock LP / CrownRock
Finance, Inc.,144A,5.625%,
10/15/25
446,000 445,154
Matador Resources Co.
144A,6.875%, 4/15/28
257,000 259,519
144A,6.50%, 4/15/32
480,000 479,364
Murphy Oil Corp.,5.875%,
12/1/27
238,000 239,284
Parkland Corp.
144A,5.875%, 7/15/27
252,000 248,041
144A,4.50%, 10/1/29
421,000 383,263
PBF Holding Co. LLC / PBF
Finance Corp.,6.00%, 2/15/28
434,000 424,395
Permian Resources Operating
LLC
144A,8.00%, 4/15/27
282,000 289,574
144A,5.875%, 7/1/29
349,000 342,267
144A,9.875%, 7/15/31
257,000 284,533
144A,7.00%, 1/15/32
541,000 553,051
Range Resources Corp.
8.25%, 1/15/29
358,000 372,971
144A,4.75%, 2/15/30
257,000 238,978
Rockcliff Energy II
LLC,144A,5.50%, 10/15/29
359,000 333,766
SM Energy Co.
6.75%, 9/15/26
272,000 271,766
6.625%, 1/15/27
230,000 228,818
6.50%, 7/15/28
205,000 204,483
Southwestern Energy Co.
5.375%, 2/1/29
357,000 343,610
5.375%, 3/15/30
626,000 602,576
4.75%, 2/1/32
603,000 546,937
Sunoco LP,144A,7.00%, 5/1/29
360,000 367,890
Sunoco LP / Sunoco Finance
Corp.
6.00%, 4/15/27
338,000 335,282
144A,7.00%, 9/15/28
257,000 261,772
4.50%, 5/15/29
411,000 377,530
4.50%, 4/30/30
444,000 401,102
(Cost $11,716,660)
11,613,320
Pipelines — 4.7%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.,144A,5.375%, 6/15/29
385,000 369,270
Buckeye Partners LP
3.95%, 12/1/26
315,000 299,825
4.125%, 12/1/27
205,000 190,274
Principal
Amount $ Value $
CQP Holdco LP / BIP-V Chinook
Holdco LLC
144A,5.50%, 6/15/31
732,000 686,431
144A,7.50%, 12/15/33
270,000 277,626
DT Midstream, Inc.
144A,4.125%, 6/15/29
580,000 530,840
144A,4.375%, 6/15/31
519,000 466,510
EQM Midstream Partners LP
144A,6.00%, 7/1/25
205,000 205,009
4.125%, 12/1/26
257,000 247,109
144A,6.50%, 7/1/27
524,000 528,733
5.50%, 7/15/28
436,000 427,818
144A,4.50%, 1/15/29
401,000 373,997
144A,6.375%, 4/1/29
320,000 319,630
144A,4.75%, 1/15/31
576,000 529,306
Hess Midstream Operations LP
144A,5.625%, 2/15/26
408,000 405,681
144A,5.125%, 6/15/28
282,000 271,866
144A,6.50%, 6/1/29
280,000 283,336
144A,4.25%, 2/15/30
415,000 377,512
144A,5.50%, 10/15/30
205,000 196,906
NuStar Logistics LP
5.75%, 10/1/25
308,000 306,331
5.625%, 4/28/27
282,000 277,933
Rockies Express Pipeline
LLC,144A,4.95%, 7/15/29
288,000 266,965
Venture Global Calcasieu Pass
LLC
144A,3.875%, 8/15/29
649,000 584,980
144A,6.25%, 1/15/30
523,000 524,621
144A,4.125%, 8/15/31
657,000 580,660
144A,3.875%, 11/1/33
659,000 553,198
(Cost $10,597,488)
10,082,367
Financial — 11.6%
Diversified Financial Services
— 4.5%
AG Issuer LLC,144A,6.25%,
3/1/28
257,000 250,951
AG TTMT Escrow Issuer
LLC,144A,8.625%, 9/30/27
257,000 267,293
Jane Street Group / JSG
Finance, Inc.
144A,4.50%, 11/15/29
320,000 296,893
144A,7.125%, 4/30/31
732,000 745,713
Macquarie Airfinance Holdings
Ltd.
144A,8.375%, 5/1/28
256,000 269,434
144A,6.40%, 3/26/29
260,000 262,958
144A,8.125%, 3/30/29
260,000 273,985
144A,6.50%, 3/26/31
260,000 264,249

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Nationstar Mortgage Holdings,
Inc.
144A,5.00%, 2/1/26
250,000 245,475
144A,6.00%, 1/15/27
342,000 337,556
Navient Corp.
6.75%, 6/25/25
257,000 257,487
6.75%, 6/15/26
261,000 260,706
5.00%, 3/15/27
369,000 350,477
OneMain Finance Corp.
7.125%, 3/15/26
856,000 869,100
3.50%, 1/15/27
385,000 356,341
6.625%, 1/15/28
390,000 387,732
Osaic Holdings,
Inc.,144A,10.75%, 8/1/27
15,000 15,527
PennyMac Financial Services,
Inc.
144A,5.375%, 10/15/25
334,000 331,279
144A,4.25%, 2/15/29
335,000 300,446
144A,7.875%, 12/15/29
397,000 406,805
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26
590,000 549,283
144A,3.625%, 3/1/29
390,000 349,069
144A,3.875%, 3/1/31
661,000 571,912
144A,4.00%, 10/15/33
442,000 367,287
SLM Corp.
4.20%, 10/29/25
257,000 250,439
3.125%, 11/2/26
259,000 240,197
United Wholesale Mortgage LLC
144A,5.50%, 11/15/25
441,000 437,319
144A,5.75%, 6/15/27
252,000 243,994
(Cost $9,971,837)
9,759,907
Insurance — 2.7%
Acrisure LLC / Acrisure Finance,
Inc.
144A,10.125%, 8/1/26
212,000 218,630
144A,4.25%, 2/15/29
359,000 326,968
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co-Issuer
144A,4.25%, 10/15/27
385,000 360,337
144A,6.75%, 4/15/28
671,000 672,739
144A,7.00%, 1/15/31
755,000 757,468
AmWINS Group,
Inc.,144A,6.375%, 2/15/29
390,000 389,288
HUB International Ltd.
144A,5.625%, 12/1/29
298,000 276,798
144A,7.25%, 6/15/30
1,709,000 1,737,590
144A,7.375%, 1/31/32
990,000 994,133
(Cost $5,746,672)
5,733,951
Principal
Amount $ Value $
Real Estate — 0.4%
Howard Hughes Corp.
144A,5.375%, 8/1/28
395,000 374,335
144A,4.125%, 2/1/29
339,000 301,510
144A,4.375%, 2/1/31
340,000 290,342
(Cost $1,054,194)
966,187
Real Estate Investment Trusts
— 4.0%
Iron Mountain, Inc.
144A,4.875%, 9/15/27
513,000 495,197
144A,5.25%, 3/15/28
444,000 427,763
144A,5.00%, 7/15/28
257,000 244,078
144A,7.00%, 2/15/29
513,000 520,303
144A,4.875%, 9/15/29
513,000 475,824
144A,5.25%, 7/15/30
672,000 628,840
144A,4.50%, 2/15/31
571,000 508,676
144A,5.625%, 7/15/32
338,000 315,668
Ladder Capital Finance Holdings
LLLP / Ladder Capital Finance
Corp.,144A,4.25%, 2/1/27
329,000 308,735
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co.-Issuer
144A,5.875%, 10/1/28
372,000 364,807
144A,4.875%, 5/15/29
413,000 384,351
144A,7.00%, 2/1/30
265,000 266,893
RHP Hotel Properties LP / RHP
Finance Corp.
4.75%, 10/15/27
359,000 344,507
144A,7.25%, 7/15/28
205,000 209,561
144A,4.50%, 2/15/29
328,000 304,864
RLJ Lodging Trust LP
144A,3.75%, 7/1/26
269,000 254,275
144A,4.00%, 9/15/29
257,000 224,986
SBA Communications Corp.
3.875%, 2/15/27
793,000 751,132
3.125%, 2/1/29
781,000 687,737
Service Properties Trust,7.50%,
9/15/25
376,000 382,555
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26
205,000 190,448
144A,4.375%, 1/15/27
259,000 242,916
(Cost $8,742,491)
8,534,116
Industrial — 14.2%
Aerospace/Defense — 4.8%
Bombardier, Inc.
144A,7.125%, 6/15/26
278,000 282,689
144A,7.875%, 4/15/27
700,000 701,178
144A,6.00%, 2/15/28
380,000 374,495
144A,7.50%, 2/1/29
408,000 422,414
144A,8.75%, 11/15/30
373,000 400,692

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
144A,7.25%, 7/1/31
400,000 408,844
Spirit AeroSystems, Inc.
4.60%, 6/15/28(a)
375,000 342,429
144A,9.375%, 11/30/29
465,000 499,416
144A,9.75%, 11/15/30
635,000 694,549
TransDigm, Inc.
5.50%, 11/15/27
1,167,000 1,140,240
144A,6.75%, 8/15/28
939,000 950,822
4.625%, 1/15/29
545,000 502,411
144A,6.375%, 3/1/29
1,250,000 1,248,851
4.875%, 5/1/29
356,000 330,410
144A,6.875%, 12/15/30
638,000 646,575
144A,7.125%, 12/1/31
450,000 462,135
144A,6.625%, 3/1/32
1,010,000 1,014,256
(Cost $10,425,795)
10,422,406
Building Materials — 2.2%
Builders FirstSource, Inc.
144A,5.00%, 3/1/30
282,000 265,337
144A,4.25%, 2/1/32
684,000 597,924
144A,6.375%, 6/15/32(a)
372,000 370,943
144A,6.375%, 3/1/34
516,000 506,491
Standard Industries, Inc.
144A,5.00%, 2/15/27
440,000 426,952
144A,4.75%, 1/15/28
531,000 506,269
144A,4.375%, 7/15/30
831,000 742,204
144A,3.375%, 1/15/31
580,000 484,387
Summit Materials LLC / Summit
Materials Finance Corp.
144A,5.25%, 1/15/29
384,000 370,123
144A,7.25%, 1/15/31
415,000 428,206
(Cost $4,762,818)
4,698,836
Electrical Components &
Equipment — 0.8%
WESCO Distribution, Inc.
144A,7.25%, 6/15/28
710,000 723,810
144A,6.375%, 3/15/29
470,000 472,308
144A,6.625%, 3/15/32
440,000 442,686
(Cost $1,682,871)
1,638,804
Electronics — 0.8%
Sensata Technologies BV
144A,5.00%, 10/1/25
359,000 361,837
144A,4.00%, 4/15/29
533,000 484,633
144A,5.875%, 9/1/30
259,000 251,980
Sensata Technologies, Inc.
144A,4.375%, 2/15/30
231,000 210,921
144A,3.75%, 2/15/31
390,000 336,791
(Cost $1,792,733)
1,646,162
Principal
Amount $ Value $
Engineering & Construction
— 0.1%
Fluor Corp.,4.25%, 9/15/28
(Cost $299,789)
318,000 300,335
Environmental Control — 1.6%
Clean Harbors, Inc.,144A,6.375%,
2/1/31
263,000 262,811
GFL Environmental, Inc.
144A,4.25%, 6/1/25
357,000 353,226
144A,3.75%, 8/1/25
395,000 385,912
144A,5.125%, 12/15/26
257,000 252,350
144A,4.00%, 8/1/28
385,000 352,398
144A,3.50%, 9/1/28
395,000 359,329
144A,4.75%, 6/15/29
385,000 358,740
144A,4.375%, 8/15/29
292,000 266,769
144A,6.75%, 1/15/31
530,000 541,271
Madison IAQ LLC,144A,4.125%,
6/30/28
372,000 345,019
(Cost $3,558,166)
3,477,825
Miscellaneous Manufacturing
— 0.2%
Hillenbrand, Inc.
5.75%, 6/15/25
205,000 204,273
6.25%, 2/15/29
250,000 248,955
(Cost $459,159)
453,228
Packaging & Containers — 3.1%
Ball Corp.
6.875%, 3/15/28
385,000 393,339
6.00%, 6/15/29
533,000 534,533
2.875%, 8/15/30
696,000 588,642
3.125%, 9/15/31
435,000 365,560
Berry Global, Inc.,144A,5.625%,
7/15/27
257,000 253,832
Crown Americas LLC,5.25%,
4/1/30
268,000 257,863
Graphic Packaging International
LLC
144A,3.50%, 3/15/28
236,000 215,866
144A,3.75%, 2/1/30
214,000 189,856
144A,6.375%, 7/15/32
255,000 255,824
Mauser Packaging Solutions
Holding Co.,144A,7.875%,
4/15/27
1,386,000 1,413,872
OI European Group
BV,144A,4.75%, 2/15/30
205,000 188,078
Pactiv Evergreen Group Issuer,
Inc. /Pactiv Evergreen Group
Issuer LLC,144A,4.00%,
10/15/27
539,000 503,541
Sealed Air Corp.
144A,5.50%, 9/15/25
205,000 204,195

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
144A,4.00%, 12/1/27
218,000 204,695
144A,6.125%, 2/1/28
398,000 395,491
144A,5.00%, 4/15/29
231,000 219,171
144A,7.25%, 2/15/31
218,000 224,148
Silgan Holdings, Inc.,4.125%,
2/1/28
293,000 276,745
(Cost $6,969,151)
6,685,251
Trucking & Leasing — 0.6%
Fortress Transportation and
Infrastructure Investors LLC
144A,9.75%, 8/1/27
205,000 211,222
144A,5.50%, 5/1/28
525,000 507,822
144A,7.875%, 12/1/30
257,000 268,771
144A,7.00%, 5/1/31
368,000 372,586
(Cost $1,335,172)
1,360,401
Technology — 5.8%
Computers — 1.7%
NCR Voyix Corp.
144A,5.00%, 10/1/28
334,000 312,803
144A,5.125%, 4/15/29
631,000 586,337
144A,5.25%, 10/1/30
244,000 221,596
Seagate HDD Cayman
4.875%, 6/1/27
259,000 251,663
4.091%, 6/1/29
258,000 236,401
144A,8.25%, 12/15/29
257,000 275,140
144A,8.50%, 7/15/31
257,000 274,396
9.625%, 12/1/32
399,600 452,914
Western Digital Corp.,4.75%,
2/15/26
1,211,000 1,185,598
(Cost $3,791,892)
3,796,848
Semiconductors — 0.9%
Entegris, Inc.
144A,4.375%, 4/15/28
205,000 191,929
144A,4.75%, 4/15/29
850,000 807,172
144A,3.625%, 5/1/29
209,000 185,886
144A,5.95%, 6/15/30
459,000 452,194
ON Semiconductor
Corp.,144A,3.875%, 9/1/28
369,000 337,228
(Cost $1,990,475)
1,974,409
Software — 3.2%
Boxer Parent Co.,
Inc.,144A,7.125%, 10/2/25
308,000 309,301
Clarivate Science Holdings
Corp.,144A,3.875%, 7/1/28
483,000 442,695
Fair Isaac Corp.
144A,5.25%, 5/15/26
205,000 202,729
144A,4.00%, 6/15/28
482,000 446,553
Open Text Corp.
144A,3.875%, 2/15/28
462,000 424,974
144A,3.875%, 12/1/29
436,000 384,283
Principal
Amount $ Value $
Open Text Holdings, Inc.
144A,4.125%, 2/15/30
477,000 424,462
144A,4.125%, 12/1/31
349,000 300,574
PTC, Inc.,144A,4.00%, 2/15/28
257,000 239,781
ROBLOX Corp.,144A,3.875%,
5/1/30
522,000 455,147
SS&C Technologies, Inc.
144A,5.50%, 9/30/27
1,059,000 1,037,920
144A,6.50%, 6/1/32
380,000 381,328
Twilio, Inc.
3.625%, 3/15/29
257,000 229,893
3.875%, 3/15/31
263,000 229,711
UKG, Inc.,144A,6.875%, 2/1/31
1,308,000 1,317,189
(Cost $7,090,167)
6,826,540
Utilities — 3.3%
Electric — 3.3%
Calpine Corp.
144A,5.25%, 6/1/26
216,000 213,521
144A,4.50%, 2/15/28
642,000 604,132
144A,3.75%, 3/1/31
478,000 418,391
Clearway Energy Operating LLC
144A,4.75%, 3/15/28
436,000 414,811
144A,3.75%, 2/15/31
492,000 429,702
DPL, Inc.,4.125%, 7/1/25
212,000 207,474
NRG Energy, Inc.,5.75%, 1/15/28
421,000 413,266
PG&E Corp.,5.00%, 7/1/28
515,000 494,067
Vistra Operations Co. LLC
144A,5.50%, 9/1/26
573,000 563,950
144A,5.625%, 2/15/27
667,000 656,718
144A,5.00%, 7/31/27
687,000 664,877
144A,4.375%, 5/1/29
669,000 619,793
144A,7.75%, 10/15/31
740,000 769,409
144A,6.875%, 4/15/32
524,000 527,753
(Cost $7,145,947)
6,997,864
TOTAL CORPORATE BONDS
(Cost $215,862,516)
210,015,407
Number
of Shares
SECURITIES LENDING
COLLATERAL — 2.1%
DWS Government & Agency
Securities Portfolio “DWS
Government Cash Institutional
Shares"(b)(c), 5.24%
(Cost $4,456,733)
4,456,733 4,456,733

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
HiddenRow
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
Number
of Shares Value $
CASH EQUIVALENTS — 1.4%
DWS Government Money
Market Series "Institutional
Shares"(b), 5.26%
(Cost $2,993,999)
2,993,999 2,993,999
Number
of Shares Value $
TOTAL INVESTMENTS — 101.0%
(Cost $223,313,248)
217,466,139
Other assets and liabilities, net
— (1.0%)
(2,067,220)
NET ASSETS — 100.0%
215,398,919
 (a)
Value ($) at
8/31/2023
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
SECURITIES LENDING COLLATERAL — 2.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.24% (b)(c)
— 4,456,733 (d) — — — 15,346 — 4,456,733 4,456,733
CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series "Institutional Shares", 5.26% (b)
3,360,237 28,121,554 (28,487,792) — — 87,193 — 2,993,999 2,993,999
3,360,237 32,578,287 (28,487,792) — — 102,539 — 7,450,732 7,450,732
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $4,359,750, which is 2.0% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 210,015,407 $ — $ 210,015,407
Short-Term Investments (a)
7,450,732 — — 7,450,732
TOTAL
$ 7,450,732 $ 210,015,407 $ — $ 217,466,139
(a)
See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust | 11
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
HYDW-PH3
R-089711-2 (5/25) DBX006037 (5/25)